                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 1998
                                    (SPDA)

This Supplement revises information contained in the prospectus dated May 1, 1998 (as supplemented) for the Individual Single Purchase Payment Deferred Variable Annuity contract issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                               Minimum Maximum
                                                               ------- -------
  Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio
  assets, including management fees, distribution and/or
  service (12b-1) fees, and other expenses)                     0.34%   0.80%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                           Distribution            Acquired    Total    Contractual   Net Total
                                              and/or               Fund Fees  Annual     Fee Waiver    Annual
                               Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                  Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
----------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
CLASS A
Lazard Mid Cap Portfolio          0.69%         --          0.04%     --       0.73%          --        0.73%
Lord Abbett Bond Debenture
 Portfolio                        0.50%         --          0.03%     --       0.53%          --        0.53%
Lord Abbett Mid Cap Value
 Portfolio                        0.68%         --          0.07%     --       0.75%          --        0.75%
MFS(R) Research International
 Portfolio                        0.69%         --          0.09%     --       0.78%        0.03%       0.75%/1/
Morgan Stanley Mid Cap Growth
 Portfolio                        0.66%         --          0.14%     --       0.80%        0.02%       0.78%/2/
PIMCO Total Return Portfolio      0.48%         --          0.03%     --       0.51%          --        0.51%
Pioneer Fund Portfolio            0.64%         --          0.05%     --       0.69%        0.02%       0.67%/3/
T. Rowe Price Large Cap Value
 Portfolio                        0.57%         --          0.02%     --       0.59%          --        0.59%/4/
METROPOLITAN SERIES FUND,
INC. -- CLASS A
BlackRock Money Market
 Portfolio                        0.32%         --          0.02%     --       0.34%        0.01%       0.33%/5/

--------

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/4/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year. /5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

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INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS A)

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio (formerly Lord Abbett Growth and Income Portfolio)

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Money Market Portfolio

CHARGES AND DEDUCTIONS

DEDUCTION FOR WITHDRAWAL CHARGE (SALES LOAD)

The following paragraph is added to this section:

The Withdrawal Charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. The Company does not assess the Withdrawal Charge on withdrawals of required minimum distributions or excess contributions from a Qualified Contract.

THE CONTRACTS

DEATH OF THE CONTRACT OWNER

The following paragraph in this section has been modified:

The Death Benefit will be determined and paid as of the Valuation Period next following the date of receipt by the Company of both due proof of death and an election for a single sum payment or election under an Annuity Option as of the date of death. If the Company is presented in good order with notification of your death before any requested transaction is completed (including transactions under an automated investment strategy or systematic withdrawal program, if any), we will cancel the request.

The following paragraph is added at the end of this section:

Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

ANNUITY DATE AND ANNUITY OPTION

The following paragraph in the section has been modified:

The Contract Owner selects an Annuity Date and Annuity Option at the time of the Application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the first day of the first calendar month following the Annuitant's 85th birthday (this requirement may be changed by us). If no Annuity Option is elected, Option 2 with 10 years guaranteed will automatically be applied.

FEDERAL INCOME TAX STATUS

The following section is added:

PARTIAL ANNUITIZATION. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult you own independent tax adviser before you partially annuitize your contract.

The following paragraph is added under QUALIFIED PLANS -- TAX-SHELTERED
ANNUITIES:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

OTHER INFORMATION

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                                INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
  CLASS A
Lazard Mid Cap Portfolio             Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                  Subadviser: Lazard Asset
                                                                                  Management LLC
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture           Seeks high current income and the            MetLife Advisers, LLC
  Portfolio                          opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                     produce a high total return.
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio  Seeks capital appreciation through           MetLife Advisers, LLC
                                     investments, primarily in equity securities  Subadviser: Lord, Abbett & Co. LLC which are believed to be undervalued in the
                                     marketplace.
------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International        Seeks capital appreciation.                  MetLife Advisers, LLC
  Portfolio                                                                       Subadviser: Massachusetts Financial
                                                                                  Services Company
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.                  MetLife Advisers, LLC
  Portfolio                                                                       Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio         Seeks maximum total return, consistent       MetLife Advisers, LLC
                                     with the preservation of capital and         Subadviser: Pacific Investment
                                     prudent investment management.               Management Company LLC
------------------------------------------------------------------------------------------------------------------------
Pioneer Fund Portfolio               Seeks reasonable income and capital          MetLife Advisers, LLC
                                     growth.                                      Subadviser: Pioneer Investment
                                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation by      MetLife Advisers, LLC
  Portfolio                          investing in common stocks believed to be    Subadviser: T. Rowe Price Associates,
                                     undervalued. Income is a secondary           Inc.
                                     objective.
------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
  -- CLASS A
BlackRock Money Market Portfolio     Seeks a high level of current income         MetLife Advisers, LLC
                                     consistent with preservation of capital.     Subadviser: BlackRock Advisors, LLC
------------------------------------------------------------------------------------------------------------------------